Reportable segments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenue	$ 1,817,191	$ 1,943,655	$ 2,265,803
Investments accounted for using equity method	85,993	109,435	111,549
Intangible assets other than goodwill	178,407	188,358	189,350
Goodwill	41,966	34,726	34,866
Property, plant and equipment	1,737,319	1,569,906	1,454,823
Right-of-use assets	30,024	37,164	0
Other non-current assets	22,042	19,729	27,539
Non-current assets that are not financial instruments	2,095,751	1,959,318	1,818,127
Chile [Member]
Statement [Line Items]
Revenue	153,745	211,857	189,349
Investments accounted for using equity method	0	0	6,588
Intangible assets other than goodwill	95,934	106,910	110,544
Goodwill	23,065	23,205	22,535
Property, plant and equipment	1,667,824	1,526,919	1,445,349
Right-of-use assets	23,461	29,427
Other non-current assets	19,377	20,321	17,111
Non-current assets that are not financial instruments	1,829,661	1,706,782	1,588,951
Latin America and the Caribbean [Member]
Statement [Line Items]
Revenue	159,990	161,928	180,189
Investments accounted for using equity method	0	0	0
Intangible assets other than goodwill	565	420	1,215
Goodwill	0	0	86
Property, plant and equipment	642	513	347
Right-of-use assets	2,298	2,734
Other non-current assets	17	28	23
Non-current assets that are not financial instruments	3,522	(3,695)	1,671
Europe [Member]
Statement [Line Items]
Revenue	380,126	393,764	479,664
Investments accounted for using equity method	41,273	42,243	61,256
Intangible assets other than goodwill	825	1,397	238
Goodwill	18,901	11,521	11,521
Property, plant and equipment	12,592	3,424	4,451
Right-of-use assets	2,428	2,817
Other non-current assets	7	4	0
Non-current assets that are not financial instruments	76,026	61,406	77,466
North America [Member]
Statement [Line Items]
Revenue	427,572	451,272	471,515
Investments accounted for using equity method	14,468	14,669	16,115
Intangible assets other than goodwill	2,274	2,683	152
Goodwill	0	0	724
Property, plant and equipment	3,494	6,250	3,098
Right-of-use assets	1,776	2,083
Other non-current assets	2,641	624	892
Non-current assets that are not financial instruments	24,653	25,061	19,197
Asia and others [Member]
Statement [Line Items]
Revenue	695,758	724,834	945,086
Investments accounted for using equity method	30,252	52,523	40,766
Intangible assets other than goodwill	78,809	76,948	77,201
Goodwill	0	0	0
Property, plant and equipment	52,767	32,800	1,578
Right-of-use assets	61	103
Other non-current assets	0	0	11,297
Non-current assets that are not financial instruments	$ 161,889	$ 162,374	$ 130,842